Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Amount	$ 13,507
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	9,174
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 4,333
Expiring year	2021